Basis of preparation	12 Months Ended
Dec. 31, 2021
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Basis of preparation

2.	Basis of preparation
Statement of compliance
The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
As used in these notes to the consolidated financial statements, the terms “the Company”, “we”, “us”, “our”, and similar terms refer to Copa Holdings, S. A. and, unless the context indicates otherwise, its consolidated subsidiaries.
Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, except for the following:

•	certain financial assets, certain classes of property, plant and equipment, investment property and derivative financial instruments – measured at fair value

•	assets held for sale – measured at fair value less cost of disposal, and

•	defined benefit pension plans – plan assets measured at fair value.
Functional and presentation currency
These consolidated financial statements are presented in United States dollars (U.S. dollars “$”), which is the Company’s functional currency and the legal tender of the Republic of Panama. The Republic of Panama does not issue its own paper currency; instead, the U.S. dollar is used as legal currency.
All values are rounded to the nearest thousand in U.S. dollars ($000), except when otherwise indicated.
Going concern
Covid-19
significantly impacted the world economy since 2020 and may continue to do so in the years to come.
In an effort to slow-down outbreak in the region, Panama and several countries throughout Latin America extended their restrictions on international travel. Due to these air travel restrictions, the Company did not provide scheduled commercial flights from April 2020 until July 2020, and only operated a small number of charters and humanitarian flights during that period. In August 2020, the Panamanian Government authorized the establishment of a Controlled Operations Center for the interconnection of international commercial aviation in which, in a limited way, permitted air operations for transit through the Tocumen Airport for the departure of passengers and the controlled entry of Panamanians or Panama residents.
During 2021, even though the aviation industry in Latin America still faces significant challenges due to the impact of the
Covid-19
pandemic, international travel demand is showing some signs of recovery, mainly in countries without significant travel restrictions. However, several countries in the region continue to have travel restrictions and health requirements, which affect air travel demand and continue to limit the Company’s ability to further grow its capacity.
Management has taken various measures to manage the impact of
Covid-19
including cost saving measures, revised capital expenditures plan and payments of financial obligations, reduction of labor-related expenses, as well as the reduction of other costs as a result of contract renegotiations with suppliers.
As of December 31, 2021, the Company ended the year with US$1.5 billion of available liquidity, consisting of approximately US$1.2 billion in cash, short-term and long-term investments (see notes 8 and 9), and US$295 million of committed and undrawn credit facilities (see note 27).
The Company’s continued access to sources of liquidity depends on multiple factors, including global economic conditions, government regulation, the condition of global financial markets, the availability of sufficient amounts of financing, its operating performance and its credit ratings.
Based on the recovery plan and measures taken since the inception of the
Covid-19
pandemic, the consolidated financial statements as of December 31, 2021 have been prepared according to going concern basis.